[logo] PIONEER Investments(R)

June 14, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pioneer Series Trust VII (the “Trust”)
(File Nos. 333-62166; 811-10395)
CIK No. 0001140157

Ladies and Gentlemen:

On behalf of Pioneer Series Trust VII, a Delaware statutory trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, we are filing today via EDGAR exhibits containing interactive data format risk/return summary information for Pioneer Global Aggregate Bond Fund (the “Fund”), a series of the Trust. These exhibits contain the updated risk/return summary information in the prospectus for the Fund, dated March 1, 2013, as filed under Rule 497(c) on February 27, 2013 (SEC Accession No. 0001140157-13-000004).

If you have any questions or comments relating to the filing, please contact me at (617) 422-4695.

Very truly yours,

/s/ Thomas Reyes
Thomas Reyes Assistant Secretary

cc:	Jeremy B. Kantrowitz, Esq.

Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.

60 State Street

Boston, MA 02109-1820

“Member of the UniCredit S.p.A. banking group”

PIONEER GLOBAL AGGREGATE BOND FUND

(A SERIES of PIONEER SERIES TRUST VII)

EXHIBIT INDEX

Index Number	Description of Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Document

EX-101.DEF	XBRL Taxonomy Extension Definition Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase